Income Tax (Operating Loss Carryforward Expirations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Loss Carryforwards	$ (70,459)
2013 [Member]
Operating Loss Carryforwards
2014 [Member]
Operating Loss Carryforwards	(725)
2015 [Member]
Operating Loss Carryforwards	(891)
2016 [Member]
Operating Loss Carryforwards	(1)
2017 [Member]
Operating Loss Carryforwards	(6)
2018 [Member]
Operating Loss Carryforwards	(20)
2019 [Member]
Operating Loss Carryforwards	(561)
2020 [Member]
Operating Loss Carryforwards	(802)
2021 [Member]
Operating Loss Carryforwards	(1,423)
2022 [Member]
Operating Loss Carryforwards	(8,712)
2023 [Member]
Operating Loss Carryforwards	(691)
2024 [Member]
Operating Loss Carryforwards	(2,082)
2025 [Member]
Operating Loss Carryforwards	(2,362)
2026 [Member]
Operating Loss Carryforwards	(2,240)
2027 [Member]
Operating Loss Carryforwards	(2,547)
2028 [Member]
Operating Loss Carryforwards	(6,964)
2029 [Member]
Operating Loss Carryforwards	(5,992)
2030 [Member]
Operating Loss Carryforwards	(6,859)
2031 [Member]
Operating Loss Carryforwards	(7,213)
2032 [Member]
Operating Loss Carryforwards	(8,720)
2033 [Member]
Operating Loss Carryforwards	(11,647)
U.S.
Operating Loss Carryforwards	(24,372)
U.S. | 2013 [Member]
Operating Loss Carryforwards
U.S. | 2019 [Member]
Operating Loss Carryforwards	(519)
U.S. | 2020 [Member]
Operating Loss Carryforwards	(783)
U.S. | 2021 [Member]
Operating Loss Carryforwards	(779)
U.S. | 2022 [Member]
Operating Loss Carryforwards	(748)
U.S. | 2023 [Member]
Operating Loss Carryforwards	(691)
U.S. | 2024 [Member]
Operating Loss Carryforwards	(2,082)
U.S. | 2025 [Member]
Operating Loss Carryforwards	(2,362)
U.S. | 2026 [Member]
Operating Loss Carryforwards	(1,213)
U.S. | 2027 [Member]
Operating Loss Carryforwards	(1,700)
U.S. | 2028 [Member]
Operating Loss Carryforwards	(1,719)
U.S. | 2029 [Member]
Operating Loss Carryforwards	(1,970)
U.S. | 2030 [Member]
Operating Loss Carryforwards	(1,827)
U.S. | 2031 [Member]
Operating Loss Carryforwards	(3,407)
U.S. | 2032 [Member]
Operating Loss Carryforwards	(2,323)
U.S. | 2033 [Member]
Operating Loss Carryforwards	(2,250)
Noncapital Canada [Member]
Operating Loss Carryforwards	(37,387)	[1]
Noncapital Canada [Member] | 2013 [Member]
Operating Loss Carryforwards		[1]
Noncapital Canada [Member] | 2014 [Member]
Operating Loss Carryforwards	(725)	[1]
Noncapital Canada [Member] | 2015 [Member]
Operating Loss Carryforwards	(889)	[1]
Noncapital Canada [Member] | 2026 [Member]
Operating Loss Carryforwards	(1,027)	[1]
Noncapital Canada [Member] | 2027 [Member]
Operating Loss Carryforwards	(847)	[1]
Noncapital Canada [Member] | 2028 [Member]
Operating Loss Carryforwards	(5,245)	[1]
Noncapital Canada [Member] | 2029 [Member]
Operating Loss Carryforwards	(4,022)	[1]
Noncapital Canada [Member] | 2030 [Member]
Operating Loss Carryforwards	(5,032)	[1]
Noncapital Canada [Member] | 2031 [Member]
Operating Loss Carryforwards	(3,806)	[1]
Noncapital Canada [Member] | 2032 [Member]
Operating Loss Carryforwards	(6,397)	[1]
Noncapital Canada [Member] | 2033 [Member]
Operating Loss Carryforwards	(9,397)	[1]
Mexico [Member]
Operating Loss Carryforwards	(8,555)
Mexico [Member] | 2013 [Member]
Operating Loss Carryforwards
Mexico [Member] | 2021 [Member]
Operating Loss Carryforwards	(613)
Mexico [Member] | 2022 [Member]
Operating Loss Carryforwards	(7,942)
Barbados [Member]
Operating Loss Carryforwards	(146)
Barbados [Member] | 2013 [Member]
Operating Loss Carryforwards
Barbados [Member] | 2015 [Member]
Operating Loss Carryforwards	(2)
Barbados [Member] | 2016 [Member]
Operating Loss Carryforwards	(1)
Barbados [Member] | 2017 [Member]
Operating Loss Carryforwards	(6)
Barbados [Member] | 2018 [Member]
Operating Loss Carryforwards	(20)
Barbados [Member] | 2019 [Member]
Operating Loss Carryforwards	(42)
Barbados [Member] | 2020 [Member]
Operating Loss Carryforwards	(20)
Barbados [Member] | 2021 [Member]
Operating Loss Carryforwards	(31)
Barbados [Member] | 2022 [Member]
Operating Loss Carryforwards	$ (23)

[1]	Canadian capital loss carryforwards of $40,291 and Australian NOLs of $63,113, which do not expire and are therefore not included above.